Tax - Schedule of tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	£ 6,765	£ 4,815
Exchange adjustments and other	255	163
Charged/(credited) to income statement	509	1,230
Charged/(credited) to other comprehensive income and equity	(349)	571
Reclassification to held for sale (note 10)		(803)
Acquisition of NGED (note 37)		789
Disposals	1
Deferred tax liability (asset) at end of period	7,181	6,765
Regulatory licenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	429	0
Exchange adjustments and other	0	0
Charged/(credited) to income statement	0	0
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)		0
Acquisition of NGED (note 37)		429
Disposals	0
Deferred tax liability (asset) at end of period	429	429
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	7,710	6,434
Exchange adjustments and other	357	247
Charged/(credited) to income statement	145	1,050
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)		(643)
Acquisition of NGED (note 37)		622
Disposals	1
Deferred tax liability (asset) at end of period	8,213	7,710
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(18)	(42)
Exchange adjustments and other	(2)	(1)
Charged/(credited) to income statement	(2)	26
Charged/(credited) to other comprehensive income and equity	1	(6)
Reclassification to held for sale (note 10)		5
Acquisition of NGED (note 37)		0
Disposals	0
Deferred tax liability (asset) at end of period	(21)	(18)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	775	93
Exchange adjustments and other	8	1
Charged/(credited) to income statement	51	118
Charged/(credited) to other comprehensive income and equity	(344)	587
Reclassification to held for sale (note 10)		(166)
Acquisition of NGED (note 37)		142
Disposals	0
Deferred tax liability (asset) at end of period	490	775
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(301)	(44)
Exchange adjustments and other	8	1
Charged/(credited) to income statement	(71)	153
Charged/(credited) to other comprehensive income and equity	(6)	(10)
Reclassification to held for sale (note 10)		2
Acquisition of NGED (note 37)		(403)
Disposals	0
Deferred tax liability (asset) at end of period	(370)	(301)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(1,830)	(1,626)
Exchange adjustments and other	(116)	(85)
Charged/(credited) to income statement	386	(117)
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)		(1)
Acquisition of NGED (note 37)		(1)
Disposals	0
Deferred tax liability (asset) at end of period	(1,560)	(1,830)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(428)
Deferred tax liability (asset) at end of period	(47)	(428)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(450)
Deferred tax liability (asset) at end of period	(511)	(450)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(511)
Deferred tax liability (asset) at end of period	(503)	(511)
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(201)
Deferred tax liability (asset) at end of period	£ (148)	£ (201)